Risk management and financial instruments (Interest Rate Swap Agreements) (Details) - Interest Rate Swap - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Outstanding principal		$ 655.3	$ 690.1
Swap 1
Derivative [Line Items]
Outstanding principal	[1],[2]	$ 416.3
Derivative, fixed interest rate		1.10%
Swap 2
Derivative [Line Items]
Outstanding principal	[1]	$ 100.0
Derivative, fixed interest rate		1.36%
Swap 3
Derivative [Line Items]
Outstanding principal	[1],[2]	$ 70.4
Derivative, fixed interest rate		1.11%
Swap 4
Derivative [Line Items]
Outstanding principal	[1],[2]	$ 68.6
Derivative, fixed interest rate		1.93%
Swap 5
Derivative [Line Items]
Outstanding principal	[2]	$ 2,851.9	$ 2,881.7
Minimum | Swap 5
Derivative [Line Items]
Derivative, fixed interest rate		2.45%
Maximum | Swap 5
Derivative [Line Items]
Derivative, fixed interest rate		2.52%

[1]	Related party interest rate swap agreements.
[2]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.